Schedule of maturities schedule long term debt (Details) - Dec. 31, 2022	USD ($)	SGD ($)
Debt Disclosure [Abstract]
2023	$ 228,264	$ 305,965
2024	217,368	291,360
2025	137,554	184,377
Total	$ 583,186	$ 781,702